Short-Term Investment (Details) - US Treasury Securities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Investment [Line Items]
Contractual maturity period	12 months
Purchase of securities	$ 16,870
Proceeds from sale of securities	16,873
Short-term available-for-sale investment securities
Realized gain on investment	$ 3